SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                       Standish Tax Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 31, 2001
--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                          Standish High Yield Bond Fund

                             Dated: January 1, 2001
--------------------------------------------------------------------------------

On April 25, 2001, the fund's investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                          Standish High Grade Bond Fund

                               Dated: June 1, 2000
--------------------------------------------------------------------------------

On April 25, 2001, the fund's investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                          Standish Crossover Bond Fund
                     Standish Opportunistic High Yield Fund
                Standish Opportunistic Emerging Markets Debt Fund

                             Dated: January 1, 2001
--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2001
                      Revised (Prospectus): April 11, 2001
--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Select Value Asset Fund
                     (formerly, Standish Equity Asset Fund)
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                             (Service Class Shares)

                             Dated: January 31, 2001
--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Fixed Income Fund
                         Standish World High Yield Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                               Dated: May 1, 2000
                            Revised: October 31, 2000
--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                    Standish International Fixed Income Fund
                          (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund


                               Dated: May 1, 2000
                            Revised: October 31, 2000
--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated April 26, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                    Standish International Fixed Income Fund
                             (Service Class Shares)

                               Dated: May 1, 2000
                            Revised: October 31, 2000
--------------------------------------------------------------------------------

On April 25, 2001, the fund's investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.